Condensed Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and balances at central banks	£ 41,250	£ 21,180
Financial assets at fair value through profit or loss:
Derivative financial instruments	3,406	3,316
Other financial assets at fair value through profit or loss	208	386
Financial assets at amortised cost:
Loans and advances to customers	208,750	207,287
Loans and advances to banks	1,682	1,855
Reverse repurchase agreements – non trading	19,599	23,636
Other financial assets at amortised cost	1,163	7,056
Financial assets at fair value through other comprehensive income	8,950	9,747
Interests in other entities	172	117
Intangible assets	1,646	1,766
Property, plant and equipment	1,734	1,967
Current tax assets	264	200
Retirement benefit assets	495	669
Other assets	3,013	2,520
Total assets	292,332	281,702
Financial liabilities at fair value through profit or loss:
Derivative financial instruments	1,584	1,448
Other financial liabilities at fair value through profit or loss	1,434	1,713
Financial liabilities at amortised cost:
Deposits by customers	195,135	181,883
Deposits by banks	20,958	14,353
Repurchase agreements – non trading	15,848	18,286
Debt securities in issue	35,566	41,129
Subordinated liabilities	2,556	3,528
Other liabilities	2,337	2,344
Provisions	464	572
Deferred tax liabilities	111	149
Retirement benefit obligations	403	280
Total liabilities	276,396	265,685
Equity
Share capital	3,105	3,105
Share premium	5,620	5,620
Other equity instruments	2,191	2,191
Retained earnings	4,348	4,546
Other reserves	510	395
Total shareholders’ equity	15,774	15,857
Non-controlling interests	162	160
Total equity	15,936	16,017
Total liabilities and equity	£ 292,332	£ 281,702